Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2014	2013
Cost:
Product and distribution rights	$78,366	$73,961
Deferred charges in respect of debentures from institutional investors	193	193
Other deferred costs	1,568	1,541

	80,127	75,695

Accumulated amortization and impairment charges:
Product and distribution rights	61,752	58,366
Deferred charges in respect of debentures from institutional investors	191	187
Other deferred costs	1,542	1,535

	63,485	60,088

Amortized cost	$16,642	$15,607

b.	Amortization expenses related to product and distribution rights were $3,617, $3,436, $867 and $3,576 for the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011, respectively.

c.	As of March 31, 2014, the estimated amortization expense of product and distribution rights for 2015 to 2019 is as follows: 2015—$3,332; 2016—$3,216; 2017—$3,219; 2018—$2,552; 2019—$334.

d.	The weighted-average amortization period for product rights is approximately 6 years.